RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of transactions between related parties

As of December 31, 2021

	Stockholders with an
	interest equal or	Directors and	Associates and
	higher than 20% of	senior	joint ventures
	the Bank's capital(1)	management
In millions of COP
Assets
Financial assets investments	2,755	-	9,635
Derivative financial instruments	-	25	-
Loans and advances to customers	937,190	17,821	234,956
Allowance for loans, advances and lease losses	(3,028)	(84)	(5,360)
Investment in associates and joint ventures	-	-	2,720,559
Other assets	7,644	913	172,636
Total assets	944,561	18,675	3,132,426

Liabilities
Deposits by customers	2,101,846	8,162	195,647
Derivative financial instruments	-	-	7,782
Other liabilities	1,120	387	36,596
Total liabilities	2,102,966	8,549	240,025

Income
Interest and other operating income	766,772	857	27,440
Valuation on financial instruments	(1,840)	1,112	(8,405)
Dividends and net income on equity investments	58	-	289,423
Other income	-	-	52,582
Net income	764,990	1,969	361,040

Expenses
Interests and other operating expenses	20,315	224	137,786
Fees	1,243	1,700	977
Other expenses	72,435	4	30,784
Total expenses	93,993	1,928	169,547
(1)	Includes Grupo Sura conglomerate.

As of December 31, 2020

	Stockholders with an
	interest equal or	Directors and	Associates and
	higher than 20% of	senior	joint ventures
	the Bank’s capital(1)	management
In millions of COP
Assets
Financial assets investments	742	-	9,786
Derivative financial instruments	-	108	2,327
Loans and advances to customers	1,080,819	17,270	231,371
Allowance for loans, advances and lease losses	(3,035)	(71)	(153)
Investment in associates and joint ventures	-	-	2,506,315
Other assets	11,549	2,122	59,158
Total assets	1,090,075	19,429	2,808,804

Liabilities
Deposits by customers	2,136,549	8,092	178,382
Derivative financial instruments	513	-	-
Other liabilities	6,859	-	26,779
Total liabilities	2,143,921	8,092	205,161

Income
Interest and other operating income	816,502	975	25,589
Valuation on financial instruments	2,383	160	7,557
Dividends and net income on equity investments	78	-	136,596
Other income	-	-	47,916
Net income	818,963	1,135	217,658

Expenses
Interests and other operating expenses	62,134	243	82,500
Fees	2,601	1,675	703
Other expenses	148,850	55	22,830
Total expenses	213,585	1,973	106,033
(1)	Includes Grupo Sura conglomerate.

As of December 31, 2019

	Stockholders with an
	interest equal or	Directors and	Associates and
	higher than 20% of	senior	joint ventures
	the Bank’s capital(1)	management
In millions of COP
Assets
Financial assets investments	14,369	-	34,378
Derivative financial instruments	-	235	6,581
Loans and advances to customers	1,115,151	20,910	130,170
Allowance for loans, advances and lease losses	(2,007)	(75)	(160)
Investment in associates and joint ventures	-	-	2,367,757
Other assets	54,563	773	53,830
Total assets	1,182,076	21,843	2,592,556

Liabilities
Deposits by customers	1,761,362	4,345	156,516
Other liabilities	1,379	-	33,705
Total liabilities	1,762,741	4,345	190,221

Income
Interest and other operating income	738,594	231	10,830
Valuation on financial instruments		(63)	1,349
Dividends and net income on equity investments	33	-	316,270
Other income	-	-	99,424
Net income	738,627	168	427,873

Expenses
Interests and other operating expenses	66,286	160	47,840
Fees	540	1,236	1,197
Other expenses	131,938	52	24,359
Total expenses	198,764	1,448	73,396
(1)	Includes Grupo Sura conglomerate.